                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

             Report of the Calendar Quarter Ending December 31, 2005

                       If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------

Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
---------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 20th day of January 2006.


                                  Appleton Partners, Inc.
                                  --------------------------------------------
                                  (Name of Institutional Investment Mgr.)



                                  /s/ Douglas C. Chamberlain
                                  --------------------------------------------
                                  By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         112
Form 13F Information Table Value Total:         241,150,694 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.              Form 13F file number               Name

---              --------------------               -------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
31-Dec-05

                                                                                             Investment Discretion Voting Authority
                                        Security                                              Sole Shared Other    Sole Shared None
Security                                Type           Cusip       Market Value    Quantity   (A)   (B)    (C)      (A)  (B)  (C)
------------------------------------    ------------   ---------   ------------    --------   ---   ---    ---      ---  ---  ---

Master Group
------------
3M CO COM                               COMMON STOCK   88579Y101      3910650         50460    X                     X
ADOBE SYS INC COM                       COMMON STOCK   00724F101      1044120         28250    X                     X
ALTRIA GROUP INC COM                    COMMON STOCK   02209S103       261520          3500    X                     X
AMERICAN EXPRESS CO COM                 COMMON STOCK   025816109      2961729         57554    X                     X
AMGEN INC COM                           COMMON STOCK   031162100       422690          5360    X                     X
AMPHENOL CORP NEW CL A                  COMMON STOCK   032095101      1312088         29645    X                     X
APACHE CORP COM                         COMMON STOCK   037411105      6975884        101808    X                     X
APPLETON EQUITY GROWTH FUND             MUTUAL FUNDS   038042107      2403069        343296    X                     X
ATLAS CONS MNG&DEV CP CL B              COMMON STOCK   049249303         3827         76533    X                     X
AUTOMATIC DATA PROCESS COM              COMMON STOCK   053015103       214353          4670    X                     X
BAKER HUGHES INC COM                    COMMON STOCK   057224107      6366705        104750    X                     X
BANK OF AMERICA CORP COM                COMMON STOCK   060505104      7964659        172582    X                     X
BARD C R INC COM                        COMMON STOCK   067383109       573504          8700    X                     X
BIOTECH HOLDERS TR DEPOSTRY RCPTS       COMMON STOCK   09067D201       361386          1800    X                     X
BORG WARNER INC COM                     COMMON STOCK   099724106      3954774         65228    X                     X
BP PLC SPONSORED ADR                    COMMON STOCK   055622104      1251262         19484    X                     X
BRISTOL MYERS SQUIBB COM                COMMON STOCK   110122108       406516         17690    X                     X
BROADCOM CORP CL A                      COMMON STOCK   111320107      1995624         42325    X                     X
BURLINGTON NRTHN SANTA COM              COMMON STOCK   12189T104      5970126         84300    X                     X
CAREMARK RX INC COM                     COMMON STOCK   141705103      2915777         56300    X                     X
CARLISLE COS INC COM                    COMMON STOCK   142339100       352665          5100    X                     X
CARNIVAL CORP PAIRED CTF                COMMON STOCK   143658300      2271138         42475    X                     X
CATERPILLAR INC DEL COM                 COMMON STOCK   149123101      4697279         81310    X                     X
CERNER CORP COM                         COMMON STOCK   156782104      2495479         27450    X                     X
CHEVRONTEXACO CORP COM                  COMMON STOCK   166764100       523249          9217    X                     X

                                                                                             Investment Discretion Voting Authority
                                        Security                                              Sole Shared Other    Sole Shared None
Security                                Type           Cusip       Market Value    Quantity   (A)   (B)    (C)      (A)  (B)  (C)
------------------------------------    ------------   ---------   ------------    --------   ---   ---    ---      ---  ---  ---
CISCO SYS INC COM                       COMMON STOCK   17275R102      1426319         83313    X                     X
CITIGROUP INC COM                       COMMON STOCK   172967101      5059301        104251    X                     X
COCA COLA CO COM                        COMMON STOCK   191216100       955952         23715    X                     X
COLGATE PALMOLIVE CO COM                COMMON STOCK   194162103       220168          4014    X                     X
CONOCOPHILLIPS COM                      COMMON STOCK   20825C104       204910          3522    X                     X
COOPER INDS LTD CL A                    COMMON STOCK   G24182100       350400          4800    X                     X
CORPORATE EXEC BRD CO COM               COMMON STOCK   21988R102       358800          4000    X                     X
CREDIT ACCEP CORP MICH COM              COMMON STOCK   225310101       161000         10000    X                     X
DELL INC COM                            COMMON STOCK   24702R101      1464255         48890    X                     X
DISNEY WALT CO COM DISNEY               COMMON STOCK   254687106       509770         21267    X                     X
DU PONT E I DE NEMOURS COM              COMMON STOCK   263534109       370217          8711    X                     X
E M C CORP MASS COM                     COMMON STOCK   268648102      2954042        216890    X                     X
ECOLAB INC COM                          COMMON STOCK   278865100      2321824         64015    X                     X
ENERGAS RES INC COM                     COMMON STOCK   29265E108        13600         20000    X                     X
EXXON MOBIL CORP COM                    COMMON STOCK   30231G102     13019743        231792    X                     X
FEDERATED EQUITY FDS KAUFMANN CL A      MUTUAL FUNDS   314172677       195579         34925    X                     X
FEDERATED EQUITY FDS MKT OPPOR FD A     MUTUAL FUNDS   314172743      1291918        101726    X                     X
FEDERATED INCOME TR INSTL SHRS          MUTUAL FUNDS   314199100       151265         14772    X                     X
FEDERATED INVS INC PA CL B              COMMON STOCK   314211103       429664         11600    X                     X
FEDERATED STK TR SH BEN INT             MUTUAL FUNDS   313900102       495439         15854    X                     X
FEDERATED TOTAL RETURN TOTL RET INSTL   MUTUAL FUNDS   31428Q101       160972         15258    X                     X
FRANKLIN RES INC COM                    COMMON STOCK   354613101      6777181         72090    X                     X
GENERAL ELEC CO COM                     COMMON STOCK   369604103     10404487        296847    X                     X
HERSHEY FOODS CORP COM                  COMMON STOCK   427866108      2792059         50535    X                     X
HOME DEPOT INC COM                      COMMON STOCK   437076102       859269         21227    X                     X
ILLINOIS TOOL WKS INC COM               COMMON STOCK   452308109       246372          2800    X                     X
INTEL CORP COM                          COMMON STOCK   458140100      7572140        303371    X                     X
INTERNATIONAL BUS MACH COM              COMMON STOCK   459200101      3171029         38577    X                     X
IRON MTN INC PA COM                     COMMON STOCK   462846106      2878644         68182    X                     X
ISHARES TR GS NAT RES IDX               COMMON STOCK   464287374       382469          4330    X                     X
J P MORGAN CHASE & CO COM               COMMON STOCK   46625H100       338635          8532    X                     X
JABIL CIRCUIT INC COM                   COMMON STOCK   466313103      4075152        109872    X                     X
JOHNSON & JOHNSON COM                   COMMON STOCK   478160104      6603788        109880    X                     X
JOY GLOBAL INC COM                      COMMON STOCK   481165108      6486540        162163    X                     X
KELLOGG CO COM                          COMMON STOCK   487836108      1978698         45782    X                     X
LABORATORY AMER HLDGS COM NEW           COMMON STOCK   50540R409      1173391         21790    X                     X
LOWES COS INC COM                       COMMON STOCK   548661107       526947          7905    X                     X

                                                                                             Investment Discretion Voting Authority
                                        Security                                              Sole Shared Other    Sole Shared None
Security                                Type           Cusip       Market Value    Quantity   (A)   (B)    (C)      (A)  (B)  (C)
------------------------------------    ------------   ---------   ------------    --------   ---   ---    ---      ---  ---  ---
MAXIM INTEGRATED PRODS COM              COMMON STOCK   57772K101       351927          9711    X                     X
MEDTRONIC INC COM                       COMMON STOCK   585055106      1280472         22242    X                     X
MERRILL LYNCH & CO INC COM              COMMON STOCK   590188108      2452706         36213    X                     X
METLIFE INC COM                         COMMON STOCK   59156R108      5512010        112490    X                     X
MFS SER TR I NEW DISCV CL A             MUTUAL FUNDS   552983553       333100         19411    X                     X
MFS SER TR V INTL NEW DIS A             MUTUAL FUNDS   552981888       295788         12407    X                     X
MICROSOFT CORP COM                      COMMON STOCK   594918104      4498532        172028    X                     X
MORGAN STANLEY COM NEW                  COMMON STOCK   617446448       232010          4089    X                     X
NIKE INC CL B                           COMMON STOCK   654106103       366688          4225    X                     X
NORTH STAR DIAMONDS COM                 COMMON STOCK   662566108          730        100000    X                     X
NORTHERN TR CORP COM                    COMMON STOCK   665859104       342012          6600    X                     X
OFFICE DEPOT INC COM                    COMMON STOCK   676220106       202530          6450    X                     X
OMNICOM GROUP INC COM                   COMMON STOCK   681919106       934302         10975    X                     X
PEOPLES BK BRIDGEPORT COM               COMMON STOCK   710198102       578492         18625    X                     X
PEPSICO INC COM                         COMMON STOCK   713448108      5396190         91337    X                     X
PFIZER INC COM                          COMMON STOCK   717081103       974776         41800    X                     X
POTASH CORP SASK INC COM                COMMON STOCK   73755L107      2245358         27990    X                     X
PRAXAIR INC COM                         COMMON STOCK   74005P104      4771802         90102    X                     X
PRECISION CASTPARTS CP COM              COMMON STOCK   740189105      1926296         37180    X                     X
PROCTER & GAMBLE CO COM                 COMMON STOCK   742718109      8221449        142043    X                     X
QUEST DIAGNOSTICS INC COM               COMMON STOCK   74834L100      3392429         65898    X                     X
ROYAL DUTCH SHELL PLC SPON ADR B        COMMON STOCK   780259107       571220          8852    X                     X
ROYAL DUTCH SHELL PLC SPONS ADR A       COMMON STOCK   780259206       476056          7742    X                     X
SAFECO CORP COM                         COMMON STOCK   786429100       906825         16050    X                     X
SCHEIN HENRY INC COM                    COMMON STOCK   806407102      3530083         80891    X                     X
SCHLUMBERGER LTD COM                    COMMON STOCK   806857108      2676968         27555    X                     X
SCOTTS MIRACLE GRO CO                   COMMON STOCK   810186106      2462142         54424    X                     X
SCRIPPS E W CO OHIO CL A                COMMON STOCK   811054204      1790186         37280    X                     X
SMITH INTL INC COM                      COMMON STOCK   832110100       732922         19750    X                     X
SPDR TR UNIT SER 1                      COMMON STOCK   78462F103       278280          2235    X                     X
STANLEY WKS COM                         COMMON STOCK   854616109      1364096         28395    X                     X
STARWOOD HOTELS&RESORT PAIRED CTF       COMMON STOCK   85590A203      2085668         32660    X                     X
STATE STR CORP COM                      COMMON STOCK   857477103       832044         15008    X                     X
SYMANTEC CORP COM                       COMMON STOCK   871503108       327250         18700    X                     X
TARGET CORP COM                         COMMON STOCK   87612E106      4601539         83710    X                     X
TRIBUNE CO NEW COM                      COMMON STOCK   896047107      1071386         35406    X                     X
UNION PAC CORP COM                      COMMON STOCK   907818108       511561          6354    X                     X

                                                                                             Investment Discretion Voting Authority
                                        Security                                              Sole Shared Other    Sole Shared None
Security                                Type           Cusip       Market Value    Quantity   (A)   (B)    (C)      (A)  (B)  (C)
------------------------------------    ------------   ---------   ------------    --------   ---   ---    ---      ---  ---  ---
UNITED TECHNOLOGIES CP COM              COMMON STOCK   913017109       810695         14500    X                     X
UNITEDHEALTH GROUP INC COM              COMMON STOCK   91324P102      4605444         74114    X                     X
VALERO ENERGY CORP NEW COM              COMMON STOCK   91913Y100       753876         14610    X                     X
VCA ANTECH INC COM                      COMMON STOCK   918194101      3109191        110255    X                     X
VERIZON COMMUNICATIONS COM              COMMON STOCK   92343V104      1526843         50692    X                     X
WACHOVIA CORP 2ND NEW COM               COMMON STOCK   929903102       418968          7926    X                     X
WAL MART STORES INC COM                 COMMON STOCK   931142103       814507         17404    X                     X
WALGREEN CO COM                         COMMON STOCK   931422109       880774         19900    X                     X
WEATHERFORD INTL LTD COM                COMMON STOCK   G95089101       788798         21790    X                     X
WELLS FARGO & CO NEW COM                COMMON STOCK   949746101      4273445         68016    X                     X
WHOLE FOODS MKT INC COM                 COMMON STOCK   966837106      3074705         39730    X                     X
WYETH COM                               COMMON STOCK   983024100       279507          6067    X                     X
ZIMMER HLDGS INC COM                    COMMON STOCK   98956P102      1294106         19189    X                     X
                                                                    ---------
                                                                    241150694
                                                                    ---------
TOTAL PORTFOLIO                                                     241150694
                                                                    =========